Stockholders' Equity (Deficit) - Assumptions used in valuation of contingent earnout shares (Details)	Jun. 30, 2022 yr shares	Jun. 08, 2022 yr shares
Current stock price
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | shares	1.97	7.51
Expected share price volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	85	81
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	2.99	2.94
Estimated dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0
Expected term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | yr	3	3